Operating leases (Details) - Schedule of component of lease cost - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Component Of Lease Cost [Abstract]
Operating lease cost	$ 1,948,051	$ 1,177,689	$ 704,264
Short-term lease cost	35,710	117,118	29,007
Total lease cost	$ 1,983,761	$ 1,294,807	$ 733,271